Long-term Debt - Principal Repayments and Other Borrowing Arrangements (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Current portion of long-term debt	€ 4,211	€ 4,261
2017	242,361
2018	27,997
2019	1,762
2020	1,762
Thereafter	753,943
Long-term debt	1,032,036
Less: current portion of long-term debt	4,211	€ 4,261
Non-current portion of long-term debt	€ 1,027,825